INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS
Amortization of intangibles	$ 26,000	$ 26,000	$ 78,032	$ 78,032	$ 104,043	$ 104,043	$ 20,710
Expected amortization expense
2022	26,000		26,000		104,000
2023	104,000		104,000		104,000
2024	104,000		104,000		104,000
2025	104,000		104,000		104,000
2026	104,000		104,000		104,000
Thereafter	$ 288,000		$ 288,000		$ 288,000